SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Purchased software	$ 710,616	$ 697,405
Capitalized software development costs	1,462,568	1,435,378
Intangible assets, gross	2,173,184	2,132,783
Less: accumulated amortization	(1,604,877)	(1,261,739)
Intangible assets, net	$ 568,307	$ 871,044